Financing Receivables - Concentrations (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Counterparty	Dec. 31, 2019 USD ($) Counterparty
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 41,752	$ 23,587
Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 35,401	$ 17,523
Percentage of Finance Receivable Outstanding	100.00%	100.00%
Counterparty Contractor 1 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 10,429	$ 7,041
Percentage of Finance Receivable Outstanding	29.50%	40.20%
Counterparty Contractor 2 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 6,425	$ 2,548
Percentage of Finance Receivable Outstanding	18.10%	14.50%
Counterparty Contractor 3 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 2,615	$ 49
Percentage of Finance Receivable Outstanding	7.40%	0.30%
Counterparty Contractor 4 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 1,812
Percentage of Finance Receivable Outstanding	5.10%
Counterparty Contractor 5 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 712	$ 58
Percentage of Finance Receivable Outstanding	2.00%	0.30%
Counterparty Contractor 6 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 644	$ 46
Percentage of Finance Receivable Outstanding	1.80%	0.30%
Counterparty Contractor 7 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 574	$ 20
Percentage of Finance Receivable Outstanding	1.60%	0.10%
Counterparty Contractor 8 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 545	$ 351
Percentage of Finance Receivable Outstanding	1.50%	2.00%
Counterparty Contractor 9 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 514	$ 423
Percentage of Finance Receivable Outstanding	1.50%	2.40%
Counterparty Contractor 10 | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 477
Percentage of Finance Receivable Outstanding	1.30%
Other Contractor | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 10,654	$ 6,987
Percentage of Finance Receivable Outstanding	30.20%	39.90%
Other Counterparty One | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee		$ 1,100
Other Counterparty Two | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee		900
Other Counterparty Three | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee		500
Other Counterparty Four | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee		400
Other Counterparty Five | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee		300
Counterparties not individually listed | Advance.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	$ 100	$ 100
Number of counterparties not individually listed | Counterparty	131	76